Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
Common stocks: 95.75%
Australia: 1.64%
Fortescue Metals Group Limited (Materials, Metals & mining)	238,555	$ 3,929,413
Belgium: 0.82%
Euronav NV (Energy, Oil, gas & consumable fuels)	246,061	1,971,759
Canada: 1.73%
TFI International Incorporated (Industrials, Road & rail)	62,475	4,149,855
China: 5.50%
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail)†	101,531	3,222,036
China Resources Cement Holdings Limited (Materials, Construction materials)	1,998,000	2,202,426
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	2,894,000	3,368,450
Logan Property Holdings Company Limited (Real estate, Real estate management & development)	1,433,241	2,139,240
WH Group Limited (Consumer staples, Food products)144A	2,754,049	2,231,754
		13,163,906
France: 3.44%
Eutelsat Communications SA (Communication services, Media)	180,675	2,151,640
L'OREAL (Consumer staples, Personal products)	5,890	2,072,102
Schneider Electric SE (Industrials, Electrical equipment)	27,331	4,000,183
		8,223,925
Germany: 2.26%
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	34,176	2,893,643
Siemens AG (Industrials, Industrial conglomerates)	16,160	2,503,833
		5,397,476
Israel: 0.92%
Plus500 Limited (Financials, Diversified financial services)	120,245	2,206,058
Japan: 5.25%
Honda Motor Company Limited (Consumer discretionary, Automobiles)	116,500	3,076,379
Nintendo Company Limited (Communication services, Entertainment)	5,404	3,110,733
ORIX Corporation (Financials, Diversified financial services)	130,725	2,097,599
Seven & I Holdings Company Limited (Consumer staples, Food & staples retailing)	112,200	4,284,696
		12,569,407
Netherlands: 3.16%
ING Groep NV (Financials, Banks)†	265,844	2,363,715
LyondellBasell Industries NV Class A (Materials, Chemicals)	24,788	2,125,819
NN Group NV (Financials, Insurance)	73,872	3,076,881
		7,566,415
South Africa: 0.96%
Vodacom Group Limited (Communication services, Wireless telecommunication services)	280,443	2,287,620
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  1

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
South Korea: 1.84%
Samsung Electronics Company Limited GDR (Information technology, Technology hardware, storage & peripherals)144A	2,400	$ 4,408,197
Sweden: 2.42%
Evolution Gaming Group AB (Consumer discretionary, Hotels, restaurants & leisure)144A	27,223	2,649,150
SKF AB Class B (Industrials, Machinery)	115,117	3,150,703
		5,799,853
Switzerland: 4.55%
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	26,369	2,738,645
Nestle SA (Consumer staples, Food products)	26,522	2,973,025
Novartis AG (Health care, Pharmaceuticals)	27,652	2,503,753
Roche Holding AG (Health care, Pharmaceuticals)	7,746	2,673,236
		10,888,659
Taiwan: 2.31%
Taiwan Semiconductor Manufacturing Company Limited ADR (Information technology, Semiconductors & semiconductor equipment)	45,565	5,537,059
United Kingdom: 6.05%
Ferguson plc (Industrials, Trading companies & distributors)	19,327	2,244,034
Intermediate Capital Group (Financials, Capital markets)	103,290	2,395,733
Rio Tinto plc (Materials, Metals & mining)	50,452	3,827,648
Royal Dutch Shell plc (Energy, Oil, gas & consumable fuels)	145,282	2,688,341
Vodafone Group plc (Communication services, Wireless telecommunication services)	1,949,879	3,329,903
		14,485,659
United States: 52.90%
AbbVie Incorporated (Health care, Biotechnology)#	34,607	3,546,490
AGNC Investment Corporation REIT (Financials, Mortgage REITs)#	200,374	3,125,834
Alphabet Incorporated Class A (Communication services, Interactive media & services)†#	1,486	2,715,457
Amazon.com Incorporated (Consumer discretionary, Internet & direct marketing retail)†#	1,037	3,324,829
Apple Incorporated (Information technology, Technology hardware, storage & peripherals)#	58,504	7,720,188
Ares Capital Corporation (Financials, Capital markets)#	180,117	3,116,024
Artisan Partners Asset Management Incorporated Class A (Financials, Capital markets)#	67,112	3,248,221
BlackRock Incorporated (Financials, Capital markets)#	5,009	3,512,611
Bristol-Myers Squibb Company (Health care, Pharmaceuticals)#	58,225	3,576,762
Bristow Group Incorporated (Energy, Energy equipment & services)†	22,953	555,692
Citizens Financial Group Incorporated (Financials, Banks)	51,824	1,888,467
ConocoPhillips (Energy, Oil, gas & consumable fuels)#	45,136	1,806,794
Cummins Incorporated (Industrials, Machinery)#	13,967	3,274,144
CVS Health Corporation (Health care, Health care providers & services)#	48,083	3,445,147
Denbury Incorporated (Energy, Oil, gas & consumable fuels)†	22,694	649,275
See accompanying notes to portfolio of investments

2  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Shares	Value
United States: (continued)
Emerson Electric Company (Industrials, Electrical equipment)	42,905	$ 3,404,512
Ford Motor Company (Consumer discretionary, Automobiles)	251,688	2,650,275
Honeywell International Incorporated (Industrials, Industrial conglomerates)	13,625	2,661,916
JPMorgan Chase & Company (Financials, Banks)	32,478	4,178,944
Keysight Technologies Incorporated (Information technology, Electronic equipment, instruments & components)†	23,765	3,364,886
KLA Corporation (Information technology, Semiconductors & semiconductor equipment)	14,637	4,099,385
Leidos Holdings Incorporated (Information technology, IT services)	27,226	2,887,590
Microsoft Corporation (Information technology, Software)	34,347	7,967,130
Morgan Stanley (Financials, Capital markets)	44,604	2,990,698
National Fuel Gas Company (Utilities, Gas utilities)	84,614	3,406,560
New Residential Investment Corporation (Financials, Mortgage REITs)	240,570	2,258,952
NVIDIA Corporation (Information technology, Semiconductors & semiconductor equipment)	4,560	2,369,330
QUALCOMM Incorporated (Information technology, Semiconductors & semiconductor equipment)	26,020	4,066,406
Target Corporation (Consumer discretionary, Multiline retail)	20,082	3,638,256
Tesla Motors Incorporated (Consumer discretionary, Automobiles)†	2,778	2,204,426
Texas Instruments Incorporated (Information technology, Semiconductors & semiconductor equipment)	22,902	3,794,632
The Home Depot Incorporated (Consumer discretionary, Specialty retail)	8,216	2,225,057
The Procter & Gamble Company (Consumer staples, Household products)	27,115	3,476,414
Union Pacific Corporation (Industrials, Road & rail)	13,965	2,757,669
United Parcel Service Incorporated Class B (Industrials, Air freight & logistics)	18,924	2,933,220
UnitedHealth Group Incorporated (Health care, Health care providers & services)	8,235	2,747,031
Valvoline Incorporated (Materials, Chemicals)	96,499	2,290,886
Verizon Communications Incorporated (Communication services, Diversified telecommunication services)	80,424	4,403,214
Walmart Incorporated (Consumer staples, Food & staples retailing)	30,416	4,273,144
Whiting Petroleum Corporation (Energy, Oil, gas & consumable fuels)†	5,052	102,758
		126,659,226
Total Common stocks (Cost $190,504,242)		229,244,487

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 19.04%
United States: 19.04%
AdaptHealth LLC (Health care, Health care providers & services)144A	4.63%	8-1-2029	$55,000	56,176
Aethon United (Energy, Oil, gas & consumable fuels)144A%%	8.25	2-15-2026	265,000	270,963
Allison Transmission Incorporated (Industrials, Transportation infrastructure)144A	3.75	1-30-2031	250,000	248,620
AmWINS Group Incorporated (Financials, Insurance)144A	7.75	7-1-2026	300,000	321,564
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  3

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.04% (continued)
Antero Midstream Partners LP (Energy, Oil, gas & consumable fuels)144A	5.75%	1-15-2028	$235,000	$ 235,000
Antero Resources Corporation (Energy, Oil, gas & consumable fuels)	5.00	3-1-2025	310,000	293,725
Antero Resources Corporation (Energy, Oil, gas & consumable fuels)144A	8.38	7-15-2026	40,000	42,209
Apache Corporation (Energy, Oil, gas & consumable fuels)	4.75	4-15-2043	150,000	142,500
Arches Buyer Incorporated (Materials, Metals & mining)144A	4.25	6-1-2028	35,000	34,956
Arches Buyer Incorporated (Materials, Metals & mining)144A	6.13	12-1-2028	80,000	82,000
Archrock Partners LP (Energy, Oil, gas & consumable fuels)144A	6.88	4-1-2027	100,000	104,965
Archrock Partners LP (Energy, Oil, gas & consumable fuels)144A	6.25	4-1-2028	25,000	25,531
Asbury Automotive Group Incorporated (Consumer discretionary, Specialty retail)	4.75	3-1-2030	83,000	87,291
Asbury Automotive Group Incorporated (Consumer discretionary, Specialty retail)	4.50	3-1-2028	96,000	98,640
Berry Global Incorporated (Materials, Containers & packaging)144A	5.63	7-15-2027	25,000	26,594
Block Communications Incorporated (Communication services, Media)144A	4.88	3-1-2028	25,000	25,844
Bristow Group Incorporated (Energy, Energy equipment & services)♦†	6.25	10-15-2022	700,000	0
Buckeye Partners LP (Energy, Oil, gas & consumable fuels)	5.85	11-15-2043	200,000	199,500
Cablevision Lightpath LLC (Communication services, Diversified telecommunication services)144A	5.63	9-15-2028	130,000	133,250
Cablevision Lightpath LLC (Communication services, Diversified telecommunication services)144A	3.88	9-15-2027	40,000	40,204
Cardtronics Incorporated (Information technology, IT services)144A	5.50	5-1-2025	370,000	382,950
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure)144A	11.50	4-1-2023	250,000	283,648
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure)144A	9.88	8-1-2027	100,000	114,750
Carnival Corporation (Consumer discretionary, Hotels, restaurants & leisure)144A	7.63	3-1-2026	219,000	231,593
Carriage Services Incorporated (Consumer discretionary, Diversified consumer services)144A	6.63	6-1-2026	450,000	474,750
CCM Merger Incorporated (Consumer discretionary, Hotels, restaurants & leisure)144A	6.38	5-1-2026	255,000	270,300
CCO Holdings LLC (Communication services, Media)144A	5.00	2-1-2028	25,000	26,263
CCO Holdings LLC (Communication services, Media)144A	4.50	8-15-2030	125,000	131,640
CCO Holdings LLC (Communication services, Media)144A	4.50	5-1-2032	75,000	78,017
CCO Holdings LLC (Communication services, Media)144A	4.25	2-1-2031	500,000	512,350
Centene Corporation (Health care, Health care providers & services)144A	5.38	8-15-2026	25,000	26,219
Change Healthcare Holdings Incorporated (Health care, Health care technology)144A	5.75	3-1-2025	550,000	564,135
Charles River Laboratories Incorporated (Health care, Life sciences tools & services)144A	5.50	4-1-2026	75,000	78,281
Cheniere Energy Partners LP (Energy, Oil, gas & consumable fuels)	5.25	10-1-2025	475,000	487,469
Cheniere Energy Partners LP (Energy, Oil, gas & consumable fuels)	5.63	10-1-2026	100,000	104,035
Cheniere Energy Partners LP (Energy, Oil, gas & consumable fuels)	4.50	10-1-2029	75,000	80,625
CHS Incorporated (Consumer staples, Food products)144A	6.00	1-15-2029	10,000	10,625
CHS Incorporated (Consumer staples, Food products)	6.88	4-15-2029	300,000	303,375
See accompanying notes to portfolio of investments

4  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.04% (continued)
Cinemark USA Incorporated (Communication services, Media)	4.88%	6-1-2023	$436,000	$ 419,105
Cinemark USA Incorporated (Communication services, Media)144A	8.75	5-1-2025	25,000	26,851
Cinemark USA Incorporated (Communication services, Media)	5.13	12-15-2022	138,000	134,895
Clarios Global LP (Consumer discretionary, Auto components)144A	6.75	5-15-2025	25,000	26,633
Clearwater Paper Corporation (Materials, Paper & forest products)144A	5.38	2-1-2025	50,000	54,563
Clearwater Paper Corporation (Materials, Paper & forest products)144A	4.75	8-15-2028	50,000	51,735
Cleveland-Cliffs Incorporated (Materials, Metals & mining)	5.88	6-1-2027	100,000	103,750
Cleveland-Cliffs Incorporated (Materials, Metals & mining)144A	9.88	10-17-2025	115,000	135,226
CommScope Technologies Finance LLC (Information technology, Communications equipment)144A	6.00	6-15-2025	109,000	111,305
CommScope Technologies Finance LLC (Information technology, Communications equipment)144A	8.25	3-1-2027	225,000	242,312
Communications Finance Incorporated (Communication services, Media)	6.88	9-1-2027	55,000	58,300
Community Health Systems Incorporated (Health care, Health care providers & services)144A	6.63	2-15-2025	255,000	268,439
Consolidated Communications (Communication services, Media)144A	6.50	10-1-2028	130,000	141,418
Cooper Tire & Rubber Company (Consumer discretionary, Auto components)	7.63	3-15-2027	475,000	562,680
CoreCivic Incorporated (Real estate, Equity REITs)	4.63	5-1-2023	250,000	235,250
CoreCivic Incorporated (Real estate, Equity REITs)	5.00	10-15-2022	3,000	2,865
Cott Beverages Incorporated (Consumer staples, Beverages)144A	5.50	4-1-2025	75,000	77,273
Crown Cork & Seal Company Incorporated (Materials, Containers & packaging)	7.38	12-15-2026	150,000	182,250
CSC Holdings LLC (Communication services, Media)	7.50	4-1-2028	200,000	221,750
CSC Holdings LLC (Communication services, Media)	4.13	12-1-2030	50,000	51,120
CSC Holdings LLC (Communication services, Media)	4.63	12-1-2030	200,000	204,000
DAE Funding LLC (Financials, Diversified financial services)144A	5.75	11-15-2023	150,000	154,125
Davita Incorporated (Health care, Health care providers & services)144A	4.63	6-1-2030	125,000	131,290
Dell International LLC (Information technology, Technology hardware, storage & peripherals)144A	5.88	6-15-2021	877,000	878,929
Delta Air Lines Incorporated (Industrials, Airlines)	3.75	10-28-2029	140,000	137,437
Delta Air Lines Incorporated (Industrials, Airlines)144A	4.75	10-20-2028	775,000	858,807
Diamond Sports Group LLC (Communication services, Media)144A	5.38	8-15-2026	100,000	80,750
Diamond Sports Group LLC (Communication services, Media)144A	6.63	8-15-2027	275,000	174,625
Encompass Health Corporation (Health care, Health care providers & services)	4.50	2-1-2028	75,000	78,094
Encompass Health Corporation (Health care, Health care providers & services)	4.75	2-1-2030	100,000	107,559
Encompass Health Corporation (Health care, Health care providers & services)	4.63	4-1-2031	40,000	42,500
EnLink Midstream LLC (Energy, Oil, gas & consumable fuels)144A	5.63	1-15-2028	40,000	39,925
EnLink Midstream LLC (Energy, Oil, gas & consumable fuels)	5.38	6-1-2029	25,000	23,875
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	4.40	4-1-2024	75,000	74,250
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  5

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.04% (continued)
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.05%	4-1-2045	$275,000	$ 219,942
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.45	6-1-2047	325,000	260,000
EnLink Midstream Partners LP (Energy, Oil, gas & consumable fuels)	5.60	4-1-2044	400,000	321,000
Enviva Partners LP (Energy, Oil, gas & consumable fuels)144A	6.50	1-15-2026	500,000	526,775
Era Group Incorporated (Energy, Energy equipment & services)	7.75	12-15-2022	500,000	499,375
Fair Isaac Corporation (Information technology, Software)144A	5.25	5-15-2026	250,000	282,500
FirstCash Incorporated (Financials, Consumer finance)144A	4.63	9-1-2028	95,000	98,472
Flex Acquisition Company Incorporated (Materials, Containers & packaging)144A	6.88	1-15-2025	125,000	127,031
Flex Acquisition Company Incorporated (Materials, Containers & packaging)144A	7.88	7-15-2026	125,000	129,650
Flexential Intermediate Corporation (Information technology, IT services)144A	11.25	8-1-2024	70,000	74,550
Ford Motor Company (Consumer discretionary, Automobiles)	4.75	1-15-2043	325,000	328,024
Ford Motor Company (Consumer discretionary, Automobiles)	9.00	4-22-2025	25,000	30,469
Ford Motor Company (Consumer discretionary, Automobiles)	9.63	4-22-2030	25,000	35,430
Ford Motor Credit Company LLC (Financials, Consumer finance)	5.13	6-16-2025	75,000	81,450
Ford Motor Credit Company LLC (Financials, Consumer finance)	4.39	1-8-2026	325,000	345,719
Ford Motor Credit Company LLC (Financials, Consumer finance)	5.11	5-3-2029	475,000	522,803
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors)144A	6.50	10-1-2025	495,000	512,325
Fortress Transportation & Infrastructure Investors LLC (Industrials, Trading companies & distributors)144A	9.75	8-1-2027	34,000	38,444
Frontier Communications (Communication services, Diversified telecommunication services)144A	5.88	10-15-2027	40,000	42,988
Genworth Mortgage Holding (Financials, Consumer finance)144A	6.50	8-15-2025	40,000	42,650
Goodyear Tire & Rubber Company (Consumer discretionary, Auto components)	5.13	11-15-2023	100,000	100,071
Gray Television Incorporated (Communication services, Media)144A	7.00	5-15-2027	50,000	54,648
Gray Television Incorporated (Communication services, Media)144A	4.75	10-15-2030	125,000	124,259
Group 1 Automotive Incorporated (Consumer discretionary, Specialty retail)144A	4.00	8-15-2028	100,000	102,095
Harvest Midstream LP (Energy, Oil, gas & consumable fuels)144A	7.50	9-1-2028	150,000	157,538
Hawaiian Brand Intellectual Property Limited (Financials, Consumer finance)144A%%	5.75	1-20-2026	405,000	421,200
Hilcorp Energy Company (Energy, Energy equipment & services)144A	5.75	10-1-2025	475,000	485,688
Hilcorp Energy Company (Energy, Energy equipment & services)144A	6.25	11-1-2028	50,000	52,750
Hilcorp Energy Company (Energy, Energy equipment & services)144A	5.75	2-1-2029	60,000	61,009
Hilcorp Energy Company (Energy, Energy equipment & services)144A	6.00	2-1-2031	60,000	60,900
Hill-Rom Holdings Incorporated (Health care, Health care equipment & supplies)144A	4.38	9-15-2027	150,000	155,813
Hologic Incorporated (Health care, Health care equipment & supplies)144A	3.25	2-15-2029	110,000	111,788
HUB International Limited (Financials, Insurance)144A	7.00	5-1-2026	125,000	129,688
IAA Spinco Incorporated (Industrials, Commercial services & supplies)144A	5.50	6-15-2027	500,000	525,050
See accompanying notes to portfolio of investments

6  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.04% (continued)
Indigo Natural Resources LLC (Energy, Oil, gas & consumable fuels)144A%%	5.38%	2-1-2029	$65,000	$ 64,188
IQVIA Incorporated (Information technology, Software)144A	5.00	5-15-2027	125,000	131,610
Kaiser Aluminum Corporation (Materials, Metals & mining)144A	4.63	3-1-2028	75,000	77,364
Kaiser Aluminum Corporation (Materials, Metals & mining)144A	6.50	5-1-2025	25,000	26,688
KAR Auction Services Incorporated (Industrials, Commercial services & supplies)144A	5.13	6-1-2025	850,000	872,313
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance)144A	5.25	3-15-2022	50,000	50,250
Ladder Capital Finance Holdings LP (Financials, Thrifts & mortgage finance)144A	5.25	10-1-2025	400,000	399,000
Lamar Media Corporation (Communication services, Media)	5.75	2-1-2026	25,000	25,723
Level 3 Financing Incorporated (Communication services, Diversified telecommunication services)144A	4.25	7-1-2028	100,000	102,471
Level 3 Financing Incorporated (Communication services, Diversified telecommunication services)144A	3.63	1-15-2029	75,000	74,626
Lithia Motors Incorporated (Consumer discretionary, Specialty retail)144A	5.25	8-1-2025	325,000	337,188
Lithia Motors Incorporated (Consumer discretionary, Specialty retail)144A	4.63	12-15-2027	50,000	52,750
Lithia Motors Incorporated (Consumer discretionary, Specialty retail)144A	4.38	1-15-2031	40,000	42,340
Live Nation Entertainment Incorporated (Communication services, Entertainment)144A	5.63	3-15-2026	55,000	56,444
Live Nation Entertainment Incorporated (Communication services, Entertainment)144A	6.50	5-15-2027	205,000	227,737
Live Nation Entertainment Incorporated (Communication services, Entertainment)144A	3.75	1-15-2028	50,000	50,448
Logan Merger Sub Incorporated (Information technology, Software)144A	5.50	9-1-2027	125,000	130,781
LPL Holdings Incorporated (Financials, Diversified financial services)144A	5.75	9-15-2025	600,000	619,980
LPL Holdings Incorporated (Financials, Diversified financial services)144A	4.63	11-15-2027	50,000	52,188
Macy's Incorporated (Consumer discretionary, Multiline retail)144A	8.38	6-15-2025	100,000	110,750
Magellan Health Incorporated (Health care, Health care providers & services)	4.90	9-22-2024	75,000	82,328
Meritor Incorporated (Industrials, Machinery)144A	4.50	12-15-2028	135,000	137,700
Michaels Stores Incorporated (Consumer discretionary, Specialty retail)144A	4.75	10-1-2027	115,000	117,875
Mileage Plus Holdings LLC (Financials, Diversified financial services)144A	6.50	6-20-2027	500,000	546,875
MPH Acquisition Holdings Company (Information technology, Software)144A	5.75	11-1-2028	270,000	267,638
MPT Operating Partnership LP (Health care, Health care providers & services)	4.63	8-1-2029	75,000	80,210
Murphy Oil Corporation (Energy, Oil, gas & consumable fuels)	5.75	8-15-2025	30,000	28,844
Murphy Oil Corporation (Energy, Oil, gas & consumable fuels)	5.88	12-1-2027	50,000	47,535
NCL Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure)144A	12.25	5-15-2024	245,000	285,246
NCL Corporation Limited (Consumer discretionary, Hotels, restaurants & leisure)144A	5.88	3-15-2026	35,000	34,628
NCR Corporation (Information technology, Technology hardware, storage & peripherals)144A	8.13	4-15-2025	25,000	27,375
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  7

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.04% (continued)
NCR Corporation (Information technology, Technology hardware, storage & peripherals)144A	6.13%	9-1-2029	$175,000	$ 188,647
Nexstar Broadcasting Incorporated (Communication services, Media)144A	5.63	7-15-2027	425,000	451,121
Nexstar Broadcasting Incorporated (Communication services, Media)144A	4.75	11-1-2028	105,000	108,150
NextEra Energy Operating Partners LP (Utilities, Electric utilities)144A	4.50	9-15-2027	250,000	277,500
NextEra Energy Operating Partners LP (Utilities, Electric utilities)144A	4.25	9-15-2024	2,000	2,136
Nielsen Finance LLC (Communication services, Media)144A	5.63	10-1-2028	105,000	112,210
Nielsen Finance LLC (Communication services, Media)144A	5.88	10-1-2030	775,000	860,967
Nordstrom Incorporated (Consumer discretionary, Multiline retail)	5.00	1-15-2044	250,000	246,416
Nordstrom Incorporated (Consumer discretionary, Multiline retail)144A	8.75	5-15-2025	225,000	251,784
NortonLifeLock Incorporated (Information technology, Software)144A	5.00	4-15-2025	75,000	76,335
Novelis Corporation (Materials, Metals & mining)144A	5.88	9-30-2026	100,000	104,750
NSG Holdings LLC (Utilities, Independent power & renewable electricity producers)144A	7.75	12-15-2025	434,163	461,214
Occidental Petroleum Corporation (Energy, Oil, gas & consumable fuels)	6.45	9-15-2036	775,000	850,466
Occidental Petroleum Corporation (Energy, Oil, gas & consumable fuels)	6.60	3-15-2046	75,000	80,791
Occidental Petroleum Corporation (Energy, Oil, gas & consumable fuels)	4.63	6-15-2045	375,000	326,958
Occidental Petroleum Corporation (Energy, Oil, gas & consumable fuels)	6.20	3-15-2040	125,000	130,000
Oceaneering International Incorporated (Energy, Energy equipment & services)	6.00	2-1-2028	300,000	279,000
Oppenheimer Holdings Incorporated (Financials, Capital markets)	5.50	10-1-2025	265,000	268,975
Ortho-Clinical Diagnostics Incorporated (Health care, Life sciences tools & services)144A	7.25	2-1-2028	30,000	32,100
Outfront Media Capital Corporation (Communication services, Media)144A	4.63	3-15-2030	200,000	199,500
Owens-Brockway Packaging Incorporated (Materials, Containers & packaging)144A	5.88	8-15-2023	100,000	107,000
Panther BF Aggregator 2 LP (Consumer discretionary, Auto components)144A	6.25	5-15-2026	25,000	26,604
Pattern Energy Operations LP (Energy, Energy equipment & services)144A	4.50	8-15-2028	525,000	555,240
PETSMART Incorporated (Consumer staples, Food & staples retailing)144A%%	4.75	2-15-2028	40,000	40,000
PETSMART Incorporated (Consumer staples, Food & staples retailing)144A%%	7.75	2-15-2029	40,000	40,000
PG&E Corporation (Utilities, Electric utilities)	5.00	7-1-2028	25,000	26,822
PG&E Corporation (Utilities, Electric utilities)	5.25	7-1-2030	25,000	27,500
Pike Corporation (Industrials, Construction & engineering)144A	5.50	9-1-2028	35,000	36,138
Pilgrim's Pride Corporation (Consumer staples, Food products)144A	5.75	3-15-2025	75,000	76,695
Plastipak Holdings Incorporated (Industrials, Commercial services & supplies)144A	6.25	10-15-2025	225,000	230,063
Prestige Brands Incorporated (Consumer staples, Food products)144A	6.38	3-1-2024	25,000	25,500
See accompanying notes to portfolio of investments

8  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.04% (continued)
Prime Security Services Borrower LLC (Consumer discretionary, Diversified consumer services)144A	3.38%	8-31-2027	$270,000	$ 266,501
Qorvo Incorporated (Information technology, Semiconductors & semiconductor equipment)	4.38	10-15-2029	50,000	54,563
QVC Incorporated (Communication services, Media)	4.75	2-15-2027	25,000	26,803
Rackspace Technology Company (Communication services, Interactive media & services)144A	5.38	12-1-2028	125,000	130,313
Range Resources Corporation (Energy, Oil, gas & consumable fuels)	9.25	2-1-2026	250,000	272,448
Range Resources Corporation (Energy, Oil, gas & consumable fuels)144A	8.25	1-15-2029	45,000	47,250
RBS Global & Rexnord LLC (Industrials, Aerospace & defense)144A	4.88	12-15-2025	450,000	459,783
Rockies Express Pipeline LLC (Energy, Oil, gas & consumable fuels)144A	6.88	4-15-2040	400,000	446,000
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure)144A	9.13	6-15-2023	275,000	296,656
Royal Caribbean Cruises Limited (Consumer discretionary, Hotels, restaurants & leisure)144A	10.88	6-1-2023	125,000	140,938
Sabre GLBL Incorporated (Information technology, IT services)144A	9.25	4-15-2025	110,000	130,510
Salem Media Group Incorporated (Communication services, Media)144A	6.75	6-1-2024	500,000	492,500
Scripps Escrow II Incorporated (Communication services, Media)144A	3.88	1-15-2029	40,000	40,000
Scripps Escrow II Incorporated (Communication services, Media)144A	5.38	1-15-2031	170,000	171,700
Select Medical Corporation (Health care, Health care providers & services)144A	6.25	8-15-2026	200,000	213,700
Service Corporation International (Consumer discretionary, Diversified consumer services)	7.50	4-1-2027	25,000	30,375
Service Corporation International (Consumer discretionary, Diversified consumer services)	8.00	11-15-2021	500,000	525,090
Service Properties Trust Company (Real estate, Equity REITs)	5.25	2-15-2026	83,000	81,755
Service Properties Trust Company (Real estate, Equity REITs)	4.95	2-15-2027	150,000	144,750
Service Properties Trust Company (Real estate, Equity REITs)	3.95	1-15-2028	105,000	95,550
Service Properties Trust Company (Real estate, Equity REITs)	4.38	2-15-2030	125,000	113,751
Service Properties Trust Company (Real estate, Equity REITs)	4.75	10-1-2026	50,000	48,000
Service Properties Trust Company (Real estate, Equity REITs)	7.50	9-15-2025	70,000	78,802
Signature Aviation US Holdings Incorporated (Industrials, Aerospace & defense)144A	5.38	5-1-2026	425,000	435,498
Signature Aviation US Holdings Incorporated (Industrials, Aerospace & defense)144A	4.00	3-1-2028	125,000	127,423
Silgan Holdings Incorporated (Materials, Containers & packaging)	4.13	2-1-2028	150,000	155,625
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	7.50	4-1-2026	50,000	52,240
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	7.75	10-1-2027	200,000	211,000
Southwestern Energy Company (Energy, Oil, gas & consumable fuels)	8.38	9-15-2028	125,000	133,763
Spirit AeroSystems Holdings Incorporated (Industrials, Aerospace & defense)	4.60	6-15-2028	125,000	119,804
Spirit AeroSystems Holdings Incorporated (Industrials, Aerospace & defense)144A	5.50	1-15-2025	70,000	73,413
Springleaf Finance Corporation (Financials, Consumer finance)	8.25	10-1-2023	100,000	114,500
Springleaf Finance Corporation (Financials, Consumer finance)	7.13	3-15-2026	175,000	204,750
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  9

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.04% (continued)
Springleaf Finance Corporation (Financials, Consumer finance)	6.63%	1-15-2028	$25,000	$ 29,188
Springleaf Finance Corporation (Financials, Consumer finance)	5.38	11-15-2029	150,000	165,000
Sprint Capital Corporation (Communication services, Wireless telecommunication services)	8.75	3-15-2032	175,000	267,313
SS&C Technologies Incorporated (Information technology, Software)144A	5.50	9-30-2027	175,000	185,327
Starwood Property Trust Incorporated (Financials, Mortgage REITs)	5.00	12-15-2021	85,000	86,169
Starwood Property Trust Incorporated (Financials, Mortgage REITs)	4.75	3-15-2025	165,000	165,130
Starwood Property Trust Incorporated (Financials, Mortgage REITs)144A	5.50	11-1-2023	145,000	150,800
Stevens Holding Company Incorporated (Industrials, Machinery)144A	6.13	10-1-2026	375,000	408,600
Surgery Center Holdings Incorporated (Health care, Health care equipment & supplies)144A	6.75	7-1-2025	150,000	154,133
Syneos Health Incorporated (Health care, Life sciences tools & services)144A	3.63	1-15-2029	90,000	89,973
Tallgrass Energy Partners LP (Energy, Oil, gas & consumable fuels)144A	5.50	9-15-2024	430,000	437,753
Tallgrass Energy Partners LP (Energy, Oil, gas & consumable fuels)144A	7.50	10-1-2025	185,000	197,025
Tenet Healthcare Corporation (Health care, Health care providers & services)144A	4.88	1-1-2026	150,000	156,470
Tenet Healthcare Corporation (Health care, Health care providers & services)144A	5.13	11-1-2027	25,000	26,347
Tenet Healthcare Corporation (Health care, Health care providers & services)	7.00	8-1-2025	175,000	180,906
Tenet Healthcare Corporation (Health care, Health care providers & services)144A	6.25	2-1-2027	125,000	131,676
Tenet Healthcare Corporation (Health care, Health care providers & services)144A	7.50	4-1-2025	25,000	27,012
Tenet Healthcare Corporation (Health care, Health care providers & services)144A	4.63	6-15-2028	25,000	26,152
TerraForm Power Operating LLC (Utilities, Independent power & renewable electricity producers)144A	5.00	1-31-2028	550,000	610,500
TerraForm Power Operating LLC (Utilities, Independent power & renewable electricity producers)144A	4.75	1-15-2030	75,000	80,438
The E.W. Scripps Company (Communication services, Media)144A	5.88	7-15-2027	25,000	26,055
The E.W. Scripps Company (Communication services, Media)144A	5.13	5-15-2025	387,000	394,740
The Geo Group Incorporated (Real estate, Equity REITs)	5.88	1-15-2022	24,000	22,680
The Geo Group Incorporated (Real estate, Equity REITs)	5.88	10-15-2024	375,000	283,125
The William Carter Company (Consumer discretionary, Textiles, apparel & luxury goods)144A	5.63	3-15-2027	100,000	105,625
The William Carter Company (Consumer discretionary, Textiles, apparel & luxury goods)144A	5.50	5-15-2025	25,000	26,563
Townsquare Media Incorporated (Communication services, Media)144A	6.88	2-1-2026	255,000	263,288
TransDigm Incorporated (Industrials, Aerospace & defense)144A	6.25	3-15-2026	100,000	105,770
Trimas Corporation (Industrials, Machinery)144A	4.88	10-15-2025	325,000	332,460
Uber Technologies Incorporated (Industrials, Road & rail)144A	8.00	11-1-2026	225,000	242,803
United Airlines (Industrials, Airlines)	5.88	4-15-2029	336,660	376,020
United Airlines Pass-Through Trust Certificates Series 2020-1 Class B (Industrials, Airlines)%%	4.88	7-15-2027	95,000	97,138
See accompanying notes to portfolio of investments

10  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States: 19.04% (continued)
United Shore Financial Services LLC (Financials, Diversified financial services)144A	5.50%	11-15-2025	$253,000	$ 266,283
USA Compression Partners LP (Energy, Energy equipment & services)	6.88	4-1-2026	175,000	182,910
USI Incorporated (Financials, Insurance)144A	6.88	5-1-2025	125,000	127,009
Valvoline Incorporated (Materials, Chemicals)144A	4.25	2-15-2030	125,000	130,625
Vertical U.S. Newco Incorporated (Materials, Paper & forest products)144A	5.25	7-15-2027	300,000	313,421
Vizient Incorporated (Health care, Health care providers & services)144A	6.25	5-15-2027	275,000	292,188
Western Midstream Operating LP (Energy, Oil, gas & consumable fuels)	5.30	2-1-2030	150,000	165,000
Western Midstream Operating LP (Energy, Oil, gas & consumable fuels)	5.30	3-1-2048	275,000	281,875
Western Midstream Operating LP (Energy, Oil, gas & consumable fuels)	6.50	2-1-2050	25,000	28,125
Windstream Corporation (Communication services, Diversified telecommunication services)144A	7.75	8-15-2028	125,000	126,563
Wyndham Hotels & Resorts Company (Consumer discretionary, Hotels, restaurants & leisure)144A	5.38	4-15-2026	400,000	409,500
Yum! Brands Incorporated (Consumer discretionary, Hotels, restaurants & leisure)144A	7.75	4-1-2025	25,000	27,440
Total Corporate bonds and notes (Cost $42,834,578)				45,587,084
Loans: 1.51%
Alliance Laundry Systems LLC (3 Month LIBOR +3.50%) (Industrials, Machinery)±	4.25	10-8-2027	50,000	50,125
Ancestry.com Incorporated (1 Month LIBOR +4.00%) (Communication services, Media)±	4.50	12-6-2027	140,000	140,475
Carnival Corporation (1 Month LIBOR +7.50%) (Consumer discretionary, Hotels, restaurants & leisure)±	8.50	6-30-2025	39,800	40,920
CCM Merger Incorporated (1 Month LIBOR +3.75%) (Consumer discretionary, Hotels, restaurants & leisure)±	4.50	11-4-2025	50,000	50,188
Clearwater Paper Corporation (6 Month LIBOR +3.00%) (Materials, Paper & forest products)‡±	3.24	7-26-2026	21,542	21,596
Crestwood Holdings LLC (1 Month LIBOR +7.50%) (Energy, Oil, gas & consumable fuels)±	7.63	3-6-2023	196,633	163,697
Emerald Topco Incorporated (3 Month LIBOR +3.50%) (Information technology, Software)±	3.71	7-24-2026	172,813	172,510
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) (Energy, Oil, gas & consumable fuels)±	7.75	10-29-2025	100,000	91,750
Endo Finance LLC (3 Month LIBOR +4.25%) (Health care, Pharmaceuticals)±	5.25	4-29-2024	195,000	193,294
ExGen Renewables IV LLC (2 Month LIBOR +2.75%) (Energy, Electric utilities)±	3.75	12-15-2027	260,000	261,430
Fiserv Investment Solutions Incorporated (3 Month LIBOR +4.75%) (Information technology, IT services)±	6.44	2-18-2027	59,725	59,998
Flex Acquisition Company Incorporated (3 Month LIBOR +3.00%) (Materials, Containers & packaging)±	4.00	12-29-2023	74,129	74,094
Flexential Intermediate Corporation (3 Month LIBOR +3.50%) (Information technology, IT services)±	3.75	8-1-2024	39,692	35,737
Flexential Intermediate Corporation (3 Month LIBOR +7.25%) (Information technology, IT services)±	7.48	8-1-2025	250,000	170,625
HUB International Limited (6 Month LIBOR +3.25%) (Financials, Insurance)±	4.00	4-25-2025	119,000	119,149
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  11

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans (continued)
Hubbard Radio LLC (3 Month LIBOR +4.25%) (Communication services, Media)±	5.25%	3-28-2025	$112,288	$ 109,552
Mallinckrodt International Finance SA (3 Month LIBOR +2.75%) (Financials, Diversified financial services)<±%%	2.95	9-24-2024	145,000	136,373
Mileage Plus Holdings LLC (3 Month LIBOR +5.25%) (Financials, Diversified financial services)±	6.25	6-25-2027	115,000	122,496
Montreign Operating Company LLC (1 Month LIBOR +3.25%) (Consumer discretionary, Hotels, restaurants & leisure)±	3.37	3-22-2021	225,141	218,106
Nexus Buyer LLC (1 Month LIBOR +3.75%) (Financials, Capital markets)<±%%	3.88	11-9-2026	114,000	113,667
Resolute Investment Mangers Incorporated (1 Month LIBOR +3.75%) (Financials, Diversified financial services)‡<±%%	8.50	4-30-2024	45,000	45,141
Resolute Investment Mangers Incorporated (3 Month LIBOR +8.00%) (Financials, Diversified financial services)‡±	9.01	4-30-2025	175,000	175,000
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) (Materials, Containers & packaging)±	2.87	2-5-2023	37,188	37,165
Russell Investments (5 Month LIBOR +3.00%) (Financials, Consumer finance)<±%%	4.00	5-30-2025	50,000	49,860
Sabre GLBL Incorporated (1 Month LIBOR +4.00%) (Information technology, IT services)‡<±%%	4.75	12-17-2027	160,000	161,501
Stonepeak Lonestar Holdings LLC (3 Month LIBOR +4.50%) (Financials, Diversified financial services)±	4.73	10-19-2026	176,675	176,675
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) (Health care, Health care providers & services)±	4.25	9-3-2024	75,000	74,438
The Dun & Bradstreet Corporation (1 Month LIBOR +3.75%) (Industrials, Professional services)±	3.88	2-6-2026	124,686	124,864
Uber Technologies Incorporated (3 Month LIBOR +4.00%) (Industrials, Road & rail)<±%%	4.20	4-4-2025	129,668	129,870
USI Incorporated (3 Month LIBOR +4.00%) (Financials, Insurance)<±%%	4.25	12-2-2026	49,500	49,479
USI Incorporated (3 Month LIBOR +4.00%) (Financials, Insurance)±	4.22	12-2-2026	5,000	5,000
Vertical U.S. Newco Incorporated (6 Month LIBOR +4.25%) (Materials, Paper & forest products)±	4.48	7-30-2027	129,675	130,684
VFH Parent LLC (1 Month LIBOR +3.00%) (Financials, Capital markets)±	3.13	3-1-2026	105,540	105,276
Total Loans (Cost $3,532,460)				3,610,735

	Dividend yield	Shares
Preferred stocks: 0.21%
United States: 0.21%
CoBank ACB (3 Month LIBOR +1.18%) (Financials, Banks)144A†±	3.56	750	506,250
Total Preferred stocks (Cost $495,000)			506,250

Warrants: 0.01%
United States: 0.01%
Denbury Incorporated (Energy, Oil, gas & consumable fuels)†	9-18-2025	2,542	15,252
Total Warrants (Cost $41,029)			15,252

See accompanying notes to portfolio of investments

12  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 2.00%
Canada: 1.27%
Air Canada Company (Industrials, Airlines)144A	7.75%	4-15-2021	$265,000	$ 266,656
Bausch Health Companies Incorporated (Health care, Pharmaceuticals)144A	7.00	1-15-2028	25,000	27,056
Bausch Health Companies Incorporated (Health care, Pharmaceuticals)144A	5.25	1-30-2030	150,000	154,884
Bausch Health Companies Incorporated (Health care, Pharmaceuticals)144A	6.13	4-15-2025	250,000	256,140
Bausch Health Companies Incorporated (Health care, Pharmaceuticals)144A	5.50	11-1-2025	75,000	77,228
Bausch Health Companies Incorporated (Health care, Pharmaceuticals)144A	8.50	1-31-2027	50,000	55,375
Baytex Energy Corporation (Energy, Oil, gas & consumable fuels)144A	5.63	6-1-2024	300,000	254,400
Baytex Energy Corporation (Energy, Oil, gas & consumable fuels)144A	8.75	4-1-2027	500,000	393,750
Bombardier Incorporated (Industrials, Aerospace & defense)144A	7.88	4-15-2027	350,000	323,110
GFL Environmental Incorporated (Industrials, Commercial services & supplies)144A	3.50	9-1-2028	170,000	167,292
Northriver Midstream Finance LP (Energy, Oil, gas & consumable fuels)144A	5.63	2-15-2026	275,000	281,540
Ritchie Brothers Auctioneers Incorporated (Industrials, Commercial services & supplies)144A	5.38	1-15-2025	675,000	694,406
Telesat Canada Incorporated (Communication services, Diversified telecommunication services)144A	6.50	10-15-2027	75,000	79,431
				3,031,268
Ireland: 0.16%
Ardagh Packaging Finance plc (Materials, Containers & packaging)144A	5.25	4-30-2025	25,000	26,344
FLY Leasing Limited (Industrials, Trading companies & distributors)	5.25	10-15-2024	370,000	359,825
				386,169
Luxembourg: 0.19%
Intelsat Jackson Holdings SA (Financials, Diversified financial services)†	5.50	8-1-2023	650,000	451,750
Monaco: 0.03%
Navios Maritime Holdings Incorporated (Industrials, Transportation infrastructure)♦‡	9.75	4-15-2024	244,225	75,265
Netherlands: 0.35%
OI European Group BV (Materials, Containers & packaging)144A	4.00	3-15-2023	75,000	76,875
Sensata Technologies BV (Industrials, Electrical equipment)144A	5.63	11-1-2024	100,000	110,750
Sensata Technologies BV (Industrials, Electrical equipment)144A	5.00	10-1-2025	97,000	106,943
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  13

Portfolio of investments—January 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Netherlands: 0.35% (continued)
Teva Pharmaceutical Finance Netherlands III BV (Health care, Pharmaceuticals)	4.10%	10-1-2046	$125,000	$ 109,829
Teva Pharmaceutical Finance Netherlands III BV (Health care, Pharmaceuticals)	6.75	3-1-2028	400,000	447,540
				851,937
Total Yankee corporate bonds and notes (Cost $4,996,724)				4,796,389

		Yield	Shares
Short-term investments: 1.38%
Investment companies: 1.38%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	3,291,188	3,291,188
Total Short-term investments (Cost $3,291,188)				3,291,188
Total investments in securities (Cost $245,695,221)	119.90%			287,051,385
Other assets and liabilities, net	(19.90)			(47,637,653)
Total net assets	100.00%			$239,413,732

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
##	All or a portion of this security is segregated for when-issued and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
%%	The security is purchased on a when-issued basis.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
LIBOR	London Interbank Offered Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$3,940,442	$33,094,018	$(33,743,272)	$0	$0	$3,291,188	1.38%	3,291,188	$287
See accompanying notes to portfolio of investments

14  |  Wells Fargo Global Dividend Opportunity Fund

Portfolio of investments—January 31, 2021 (unaudited)
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Dow Jones Industrial Average	Morgan Stanley	(680)	$(22,440,000)	$330.00	2-19-2021	$(17)
Dow Jones Industrial Average	Morgan Stanley	(191)	(6,207,500)	325.00	2-19-2021	(43)
Dow Jones Industrial Average	Morgan Stanley	(210)	(7,035,000)	335.00	3-19-2021	(6,930)
Dow Jones Industrial Average	Morgan Stanley	(13)	(442,000)	340.00	3-19-2021	(47)
Dow Jones Industrial Average	Morgan Stanley	(121)	(3,932,500)	325.00	3-19-2021	(14,157)
iShares MSCI EAFE ETF	Morgan Stanley	(116)	(852,600)	73.50	2-5-2021	(4,698)
iShares MSCI EAFE ETF	Morgan Stanley	(126)	(919,800)	73.00	2-12-2021	(12,915)
iShares MSCI EAFE ETF	Morgan Stanley	(10)	(72,500)	72.50	2-19-2021	(1,480)
iShares MSCI EAFE ETF	Morgan Stanley	(431)	(3,426,450)	79.50	2-19-2021	(82)
iShares MSCI EAFE ETF	Morgan Stanley	(468)	(3,322,800)	71.00	3-19-2021	(152,100)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(1,037)	(5,910,900)	57.00	2-5-2021	(5,704)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(307)	(1,795,950)	58.50	2-12-2021	(193)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(1,004)	(6,024,000)	60.00	2-19-2021	(4,016)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(1,027)	(6,264,700)	61.00	3-19-2021	(14,892)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(1,923)	(11,538,000)	60.00	3-31-2021	(56,729)
iShares MSCI Emerging Markets ETF	Morgan Stanley	(16)	(102,400)	64.00	4-16-2021	(240)
NASDAQ 100 Stock Index	Morgan Stanley	(3)	(4,162,500)	13,875.00	2-12-2021	(5,055)
NASDAQ 100 Stock Index	Morgan Stanley	(1)	(1,407,500)	14,075.00	2-26-2021	(3,955)
Russel 2000 Index	Morgan Stanley	(36)	(8,244,000)	2,290.00	2-26-2021	(29,700)
S&P 500 Index	Morgan Stanley	(16)	(6,440,000)	4,025.00	2-5-2021	0
S&P 500 Index	Morgan Stanley	(6)	(2,190,000)	3,650.00	2-5-2021	(59,250)
S&P 500 Index	Morgan Stanley	(20)	(7,980,000)	3,990.00	2-12-2021	(1,700)
S&P 500 Index	Morgan Stanley	(4)	(1,470,000)	3,675.00	2-12-2021	(40,280)
S&P 500 Index	Morgan Stanley	(9)	(3,645,000)	4,050.00	2-19-2021	(990)
S&P 500 Index	Morgan Stanley	(3)	(1,114,500)	3,715.00	2-19-2021	(26,505)
S&P 500 Index	Morgan Stanley	(16)	(5,896,000)	3,685.00	2-26-2021	(193,359)
S&P 500 Index	Morgan Stanley	(1)	(425,000)	4,250.00	4-16-2021	(635)
SPDR Euro Stoxx 50 ETF	Morgan Stanley	(47)	(185,650)	39.50	2-26-2021	(9,753)
						$(645,425)
See accompanying notes to portfolio of investments

Wells Fargo Global Dividend Opportunity Fund  |  15

Notes to portfolio of investments—January 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-

16  |  Wells Fargo Global Dividend Opportunity Fund

Notes to portfolio of investments—January 31, 2021 (unaudited)

issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of January 31, 2021, the Fund had unfunded loan commitments of $516,117.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Global Dividend Opportunity Fund  |  17

Notes to portfolio of investments—January 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$3,929,413	$0	$3,929,413
Belgium	0	1,971,759	0	1,971,759
Canada	4,149,855	0	0	4,149,855
China	0	13,163,906	0	13,163,906
France	0	8,223,925	0	8,223,925
Germany	0	5,397,476	0	5,397,476
Israel	0	2,206,058	0	2,206,058
Japan	0	12,569,407	0	12,569,407
Netherlands	2,125,819	5,440,596	0	7,566,415
South Africa	0	2,287,620	0	2,287,620
South Korea	0	4,408,197	0	4,408,197
Sweden	0	5,799,853	0	5,799,853
Switzerland	0	10,888,659	0	10,888,659
Taiwan	5,537,059	0	0	5,537,059
United Kingdom	0	14,485,659	0	14,485,659
United States	126,659,226	0	0	126,659,226
Corporate bonds and notes	0	45,587,084	0	45,587,084
Loans	0	3,207,497	403,238	3,610,735
Preferred stocks
United States	0	506,250	0	506,250
Warrants
United States	0	15,252	0	15,252
Yankee corporate bonds and notes	0	4,721,124	75,265	4,796,389
Short-term investments
Investment companies	3,291,188	0	0	3,291,188
Total assets	$141,763,147	$144,809,735	$478,503	$287,051,385
Liabilitites
Written options	$0	$645,425	$0	$645,425
Total liabilities	$0	$645,425	$0	$645,425
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2021, the Fund did not have any transfers into/out of Level 3.

18  |  Wells Fargo Global Dividend Opportunity Fund